Financial risk management	12 Months Ended
Oct. 31, 2019
Disclosure Of Financial Risk Management [Abstract]
Financial risk management [Text Block]

19. Financial risk management

(a) Currency risk

Currency risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in foreign exchange rates. The Company is exposed to currency risk to the extent that it incurs expenses and issues convertible debentures denominated in Canadian dollars. The Company manages currency risk by monitoring the Canadian position of these monetary financial instruments on a periodic basis throughout the course of the reporting period.

As at October 31, 2019, balances that are denominated in CDN are as follows:

	2019	2018
Cash (bank indebtedness)	$(3,188)	$99,139
Trade payables and other liabilities	$387,766	$318,172
Convertible debentures	$2,010,940	$1,877,487
Derivative liabilities	$207,161	$199,650

A 10% strengthening of the USD against the CDN would decrease accumulated deficit by $126,371 as at October 31, 2019 (2018 - decrease accumulated deficit by $158,836). A 10% weakening of the USD against the CDN would have had the opposite effect of the same magnitude.

(b) Interest rate risk

Interest rate risk is the risk that the fair value of, or future cash flows from, the Company's financial instruments will significantly fluctuate due to changes in market interest rates. The Company is exposed to interest rate risk on its interest-bearing convertible debentures. This exposure is limited due to the short-term nature of the convertible debentures.

(c) Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company's policy is to review liquidity resources and ensure that sufficient funds are available to meet financial obligations as they become due. Further, the Company's management is responsible for ensuring funds exist and are readily accessible to support business opportunities as they arise. The Company's funding is provided in the form of capital raised through the issuance of shares on conversion of convertible debentures. All financial liabilities are due within 1 year as at October 31, 2019.

(i) Trade payables

The following represents an analysis of the maturity of trade payables:

	2019	2018
Less than 30 days past billing date	$18,201	$87,356
31 to 90 days past billing date	13,259	12,837
Over 90 days past billing date	781,230	740,131
	$812,690	$840,324

As at October 31, 2019, trade payables include $540,000 (2018 - $334,000) of invoices which the Company has disputed and/or are stale-dated. The Company does not anticipate that it will be required to discharge such amounts.

(ii) Convertible debentures and derivative liabilities

The following represents an analysis of the maturity of the convertible debentures and derivative liabilities:

	2019		2018
	Convertible	Derivative	Convertible	Derivative
	debentures	liability	debentures	liability
Less than three months	$754,799	$75,528	$862,686	$90,142
Three to six months	1,168,349	71,326	1,346,315	382,309
Six to twelve months	675,926	618,571	267,570	177,665
	$2,599,074	$765,425	$2,476,571	$650,116

(d) Credit risk

Credit risk is the risk of financial loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Company's cash, development costs receivable, and other receivables. The maximum exposure to credit risk is the carrying value of these financial assets, which amounted to $46,056 as at October 31, 2019 (2018 - $288,673). The Company reduces its credit risk by assessing the credit quality of counterparties, taking into account their financial position, past experience and other factors.

The Company held cash of $46,056 at October 31, 2019 (2018 - $206,832). The cash is held with central banks and financial institution counterparties that are highly rated. The Company has assessed no significant change in credit risk and an insignificant loss allowance, which was not recognized in these consolidated financial statements.